Eversheds Sutherland (US) LLP 1114 Avenue of the Americas, 40th Floor New York, NY 10036-7703 D: +1 212.389.5080 F: +1 212.389.5099 dodiekent@ eversheds-sutherland.com

November 30, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Initial Registration Statement on Form S-3 for
Brighthouse Life Insurance Company
Brighthouse SmartGuard Plus

Dear Commissioners:

On behalf of Brighthouse Life Insurance Company (“BLIC” or the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form S-3 (the “Registration Statement”) for certain flexible premium life insurance policies (“Brighthouse SmartGuard Plus”) to be issued by the Company. Financial statements, exhibits not included in this filing, and other omitted information will be added by pre-effective amendment.

SmartGuard Plus is an index-linked and fixed interest flexible premium life insurance policy, that provides the option to receive Distribution Payments, in the form of loans of the Policy’s Cash Value, through the Guaranteed Distribution Rider (“GDR”) at an additional cost. The GDR also includes a lapse prevention benefit and guarantees a minimum death benefit amount.

If I can facilitate your review in any way, please do not hesitate to contact me. The Company is seeking to clear all staff comments by approximately July 1, 2023 in order to facilitate its mid-July launch. We greatly appreciate the Staff’s efforts in assisting the Company with this filing and look forward to working with you.

Very truly yours,

/s/ Dodie C. Kent

Dodie C. Kent
Partner
Eversheds Sutherland (US) LLP

cc:	Michele H. Abate, Vice President & Associate General Counsel, Brighthouse Financial, Inc.
Alyson Saad, Managing Corporate Counsel, Brighthouse Financial, Inc.
Jocelyn Norman, Corporate Counsel, Brighthouse Financial, Inc.

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